COST OF REVENUES (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	[1]	Sep. 30, 2019	Sep. 30, 2018	[1]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cost Of Sales [Abstract]
Raw materials, auxiliary materials, subcontractors (including changes in inventories)							$ 2,538	$ 1,767	$ 2,173
Payroll and related expenses (including share-based payment)							1,806	1,956	1,749
Shipping							443	500	386
Depreciation and amortization							255	190	124
Other							684	589	547
Cost of revenues	$ 1,840	$ 1,559		$ 4,869	$ 4,239		$ 5,726	$ 5,002	$ 4,979

[1]	*See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.